Related party transactions and balances (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)
Related Party Transactions [Abstract]
Proceeds from related party debt	$ 20,502,087	¥ 146,114,274	¥ 233,750,413
Additional loan	49,563,405		¥ 184,185,614	¥ 353,228,476
Gain from disposal	$ 198,713	¥ 1,416,187